Deposits	12 Months Ended
Mar. 31, 2017
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2016 and March 31, 2017 were as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,478,861.2	Rs.	1,935,786.3	US$	29,850.2
Time deposits		3,096,553.3		3,341,857.7		51,532.1

Total interest-bearing deposits		4,575,414.5		5,277,644.0		81,382.3
Non-interest-bearing deposits		882,445.8		1,153,678.9		17,790.0

Total	Rs.	5,457,860.3	Rs.	6,431,322.9	US$	99,172.3

As of March 31, 2016 and March 31, 2017, time deposits of Rs. 2,517,530.9 million and Rs. 2,721,768.7 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2016 and March 31, 2017, time deposits in excess of Rs. 0.1 million aggregated Rs. 2,925,037.7 million and Rs. 3,161,579.1 million, respectively.

As of March 31, 2017, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2017
	(In millions)
Due to mature in the fiscal year ending March 31:
2018	Rs.	2,721,768.7	US$	41,970.2
2019		371,321.8		5,725.9
2020		117,128.0		1,806.1
2021		43,869.7		676.5
2022		56,892.8		877.3
Thereafter		30,876.7		476.1

Total	Rs.	3,341,857.7	US$	51,532.1